Risk Management - Undiscounted Cash Outflows Relating to Financial Liabilities (Detail) $ in Millions	Sep. 30, 2024 CAD ($)
Accounts payable and accrued liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 5,630
Accounts payable and accrued liabilities | Remainder of Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	5,630
Accounts payable and accrued liabilities | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0
Accounts payable and accrued liabilities | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0
Accounts payable and accrued liabilities | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0
Short-Term Borrowings
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	101
Short-Term Borrowings | Remainder of Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	101
Short-Term Borrowings | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0
Short-Term Borrowings | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0
Short-Term Borrowings | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0
Lease Liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	4,246
Lease Liabilities | Remainder of Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	432
Lease Liabilities | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	744
Lease Liabilities | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	598
Lease Liabilities | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	2,472
Long-Term Debt
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	11,202
Long-Term Debt | Remainder of Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	498
Long-Term Debt | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	1,856
Long-Term Debt | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	1,950
Long-Term Debt | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 6,898